ACQUISITION OF BUSINESS - Summary of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	May 25, 2022
Liabilities assumed
Goodwill	$ 121	$ 121
American National
Assets acquired
Cash and cash equivalents			$ 1,021
Investments			22,519
Accrued investment income			101
Reinsurance recoverables			45
Premiums due and other receivables			437
Deferred tax assets			374
Property and equipment			138
Prepaid pension			149
Equity accounted investment			1,402
Deferred acquisition costs and value of business acquired			555
Reinsurance assets			410
Investment properties			541
Other assets			198
Separate account assets			1,123
Total assets acquired			29,013
Liabilities assumed
Future policy benefits			5,304
Policyholders' account balances			13,880
Policy and contract claims			1,706
Unearned premium reserve			1,073
Other policyholder funds			324
Notes payable			158
Other liabilities			449
Separate account liabilities			1,123
Total liabilities assumed			24,017
Less: Non-controlling interest			(10)
Net assets acquired			4,986
Goodwill			$ 121